Annual Fund Operating Expenses - Class ACS - DWS New York Tax-Free Income Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.45%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.24%	[1]
Total annual fund operating expenses	0.92%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%
Class C
Operating Expenses:
Management fee	0.45%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.27%	[1]
Total annual fund operating expenses	1.72%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.53%
INST Class
Operating Expenses:
Management fee	0.45%
Distribution/service (12b-1) fees	none
Other expenses	0.28%	[1]
Total annual fund operating expenses	0.73%
Fee waiver/expense reimbursement	0.20%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%
Class S
Operating Expenses:
Management fee	0.45%
Distribution/service (12b-1) fees	none
Other expenses	0.30%	[1]
Total annual fund operating expenses	0.75%
Fee waiver/expense reimbursement	0.22%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%

[1]	“ Other expenses ” for Institutional Shares are based on estimated amounts for the current fiscal year.